VIRTUS GROWTH & INCOME SERIES
Virtus Growth & Income Series
Investment Objective
The Series has investment objectives of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Growth & Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS GROWTH & INCOME SERIES Class A
Shareholder Fees	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		VIRTUS GROWTH & INCOME SERIES Class A
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.25%
Total Annual Series Operating Expenses		1.20%
Less: Expense Reimbursement	[1]	(0.22%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	0.98%
[1]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2016. After April 30, 2016, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS GROWTH & INCOME SERIES Class A	100	359	638	1,435

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
A core portfolio, the Series focuses on large-cap U.S. stocks employing a Growth at a Reasonable Price philosophy in the security selection process.
Under normal circumstances, the Series invests at least 65% of its assets in common stocks, and generally the subadviser intends to invest nearly all of the Series’ assets in common stocks. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. As of December 31, 2014, the market capitalization of companies included in the Russell 1000® Index was $274.56 million to $647.51billion.

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns for Class A Shares
Annual Return (%)

Best Quarter:	2Q/2009:	17.78%	Worst Quarter:	4Q/2008:	-20.13%	Year to date (3/31/15):	1.12%

Average Annual Total Returns (for the periods ended 12/31/14)
Average Annual Total Returns VIRTUS GROWTH & INCOME SERIES	Label	1 Year	5 Years	10 Years
Class A	Class A	9.64%	12.97%	6.84%
S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)	13.69%	15.45%	7.67%

Updated performance information is available at virtus.com or by calling 800-367-5877.